Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Summary of contingent liabilities and commitments	The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	Barclays Bank Group
	2023	2022
	£m	£m
Guarantees and letters of credit pledged as collateral security	17,578	17,700
Performance guarantees, acceptances and endorsements	9,251	8,100
Total contingent liabilities and financial guarantees	26,829	25,800
Of which: Financial guarantees and letters of credit carried at fair value	1,266	1,423

Documentary credits and other short-term trade related transactions	2,352	1,748
Standby facilities, credit lines and other commitments	335,583	333,229
Total commitments	337,935	334,977
Of which: Loan commitments carried at fair value	15,203	13,471